Segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2015
Time charter revenues		$ 91,107	$ 57,465	$ 22,227
Construction contract revenues		0	0	51,868
Other revenue		0	0	474
Total revenues		91,107	57,465	74,569
Operating expenses		(25,798)	(18,412)	(19,902)
Construction contract expenses		(315)	0	(38,570)
Equity in earnings (losses) of joint ventures		16,622	17,123	(5,330)
Depreciation and amortization		(10,552)	(2,653)	(1,317)
Operating income (loss)		71,064	53,523	9,450
Gain (loss) on derivative instruments		1,839	949	(161)
Other financial income (expense), net		(27,654)	(12,880)	(7,494)
Income (loss) before tax		45,249	41,592	1,795
Income tax expense		(3,872)	(313)	(481)
Net income (loss)		41,377	41,279	1,314
Vessels, net of accumulated depreciation		342,591	353,078
Net investment in direct financing lease		290,111	293,303
Goodwill		16,241	18,646	0	$ 251
Advances to joint ventures		7,218	13,991
Total assets		810,467	763,743
Accumulated losses of joint ventures		25,886	42,507
Expenditures for newbuildings, vessels & equipment		537	955
Expenditures for drydocking		0	0
Principal repayment direct financing lease		3,192	2,919
Amortization in revenue for above market contract		2,405	605	0
Majority held FSRUs [Member]
Time charter revenues		91,107	57,465	22,227
Construction contract revenues				51,868
Other revenue				474
Total revenues		91,107	57,465	74,569
Operating expenses		(19,043)	(12,346)	(13,689)
Construction contract expenses		(315)		(38,570)
Equity in earnings (losses) of joint ventures		0	0	0
Segment EBITDA		71,749	45,119	22,310
Depreciation and amortization		(10,552)	(2,653)	(1,317)
Operating income (loss)		61,197	42,466	20,993
Gain (loss) on derivative instruments		1,839	949	(161)
Other financial income (expense), net		(23,381)	(18,275)	(11,952)
Income (loss) before tax		39,655	25,140	8,880
Income tax expense		(3,852)	(333)	(505)
Net income (loss)		35,803	24,807	8,375
Vessels, net of accumulated depreciation		342,591	353,078
Net investment in direct financing lease		290,111	293,303
Goodwill		251	251
Advances to joint ventures		0	0
Total assets		698,869	736,108
Accumulated losses of joint ventures		0	0
Expenditures for newbuildings, vessels & equipment		537	955
Expenditures for drydocking		0	0
Principal repayment direct financing lease		3,192	2,919
Amortization in revenue for above market contract		2,405	605
Joint venture FSRUs [Member]
Time charter revenues		43,272	42,698	41,319
Construction contract revenues				0
Other revenue				0
Total revenues		43,272	42,698	41,319
Operating expenses		(9,107)	(9,493)	(8,485)
Construction contract expenses		0		0
Equity in earnings (losses) of joint ventures		0	0	0
Segment EBITDA		34,165	33,205	32,834
Depreciation and amortization		(9,525)	(9,227)	(9,148)
Operating income (loss)		24,640	23,978	23,686
Gain (loss) on derivative instruments		7,092	9,246	(11,878)
Other financial income (expense), net		(15,110)	(16,101)	(17,138)
Income (loss) before tax		16,622	17,123	(5,330)
Income tax expense		0	0	0
Net income (loss)		16,622	17,123	(5,330)
Vessels, net of accumulated depreciation		274,932	283,539
Net investment in direct financing lease		0	0
Goodwill		0	0
Advances to joint ventures		0	0
Total assets		298,712	303,390
Accumulated losses of joint ventures		0	0
Expenditures for newbuildings, vessels & equipment		783	11,431
Expenditures for drydocking		135	1,664
Principal repayment direct financing lease		0	0
Amortization in revenue for above market contract		0	0
Other [Member]
Time charter revenues		0	0	0
Construction contract revenues				0
Other revenue				0
Total revenues		0	0	0
Operating expenses		(6,755)	(6,066)	(6,213)
Construction contract expenses		0		0
Equity in earnings (losses) of joint ventures		0	0	0
Segment EBITDA		(6,755)	(6,066)	(6,213)
Depreciation and amortization		0	0	0
Operating income (loss)		(6,755)	(6,066)	(6,213)
Gain (loss) on derivative instruments		0	0	0
Other financial income (expense), net		(4,273)	5,395	4,458
Income (loss) before tax		(11,028)	(671)	(1,755)
Income tax expense		(20)	20	24
Net income (loss)		(11,048)	(651)	(1,731)
Vessels, net of accumulated depreciation		0	0
Net investment in direct financing lease		0	0
Goodwill		0	0
Advances to joint ventures		7,218	13,991
Total assets		111,598	27,635
Accumulated losses of joint ventures		50	50
Expenditures for newbuildings, vessels & equipment		0	0
Expenditures for drydocking		0	0
Principal repayment direct financing lease		0	0
Amortization in revenue for above market contract		0	0
Total Segments reporting [Member]
Time charter revenues		134,379	100,163	63,546
Construction contract revenues				51,868
Other revenue				474
Total revenues		134,379	100,163	115,888
Operating expenses		(34,905)	(27,905)	(28,387)
Construction contract expenses		(315)		(38,570)
Equity in earnings (losses) of joint ventures		0	0	0
Segment EBITDA		99,159	72,258	48,931
Depreciation and amortization		(20,077)	(11,880)	(10,465)
Operating income (loss)		79,082	60,378	38,466
Gain (loss) on derivative instruments		8,931	10,195	(12,039)
Other financial income (expense), net		(42,764)	(28,981)	(24,632)
Income (loss) before tax		45,249	41,592	1,795
Income tax expense		(3,872)	(313)	(481)
Net income (loss)		41,377	41,279	1,314
Vessels, net of accumulated depreciation		617,523	636,617
Net investment in direct financing lease		290,111	293,303
Goodwill		251	251
Advances to joint ventures		7,218	13,991
Total assets		1,109,179	1,067,133
Accumulated losses of joint ventures		50	50
Expenditures for newbuildings, vessels & equipment		1,320	12,386
Expenditures for drydocking		135	1,664
Principal repayment direct financing lease		3,192	2,919
Amortization in revenue for above market contract		2,405	605
Eliminations [Member]
Time charter revenues	[1]	(43,272)	(42,698)	(41,319)
Construction contract revenues	[1]			0
Other revenue	[1]			0
Operating expenses	[1]	9,107	9,493	8,485
Construction contract expenses	[1]			0
Equity in earnings (losses) of joint ventures	[1]	16,622	17,123	(5,330)
Depreciation and amortization	[1]	9,525	9,227	9,148
Gain (loss) on derivative instruments	[1]	(7,092)	(9,246)	11,878
Other financial income (expense), net	[1]	15,110	16,101	17,138
Income (loss) before tax	[1]	0	0	0
Income tax expense	[1]	0	0	0
Net income (loss)	[1]	0	0	$ 0
Vessels, net of accumulated depreciation	[1]	(274,932)	(283,539)
Net investment in direct financing lease	[1]	0	0
Goodwill	[1]	0	0
Advances to joint ventures	[1]	0	0
Total assets	[1]	(298,712)	(303,390)
Accumulated losses of joint ventures	[1]	(25,936)	(42,557)
Expenditures for newbuildings, vessels & equipment	[1]	(783)	(11,431)
Expenditures for drydocking	[1]	(135)	(1,664)
Principal repayment direct financing lease	[1]	0	0
Amortization in revenue for above market contract	[1]	$ 0	$ 0

[1]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.